Other long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
Summary of Other Long-term Investments
	As of December 31,
	2020	2021
Prepayments for long-term investments	2,924	-

Other long-term investments, gross	8,651	16,152
Less: Impairment	-	(4,038)
	8,651	12,114

Summary of Movement of Other Long-term Investments and Prepayments for Long-term Investments

Movement of other long-term investments and prepayments for long-term investments for the years ended December 31, 2020 and 2021 is as follows:

	For the years ended December 31,
	2020	2021
Balance at the beginning of year	2,503	11,575
Investments made/transferred from prepayments	7,129	4,502
Prepayments made	1,901	-
Impairment	-	(4,038)
Exchange differences	42	75
Balance at the end of year	11,575	12,114

Representing:
Prepayments for long-term investments	2,924	-
Other long-term investments	8,651	12,114
	11,575	12,114